Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Reverse stock split	0.01258
Assets measured at fair value on a recurring basis within Level 3			$ 0
Liabilities measured at fair value on a recurring basis within Level 3			0
Predetermined price of common stock purchased for warrants			3,000,000
Restricted cash		155,000	0
Impairment losses		0	0
Contract revenue		0	3,050,000
Income tax interest & penalties		$ 0	$ 0
Minimum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives		3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives		7 years